Mar. 25, 2022
Main Street Core Portfolio
Large-Cap Core Portfolio (formerly named Main Street Core Portfolio)

SUPPLEMENT DATED MARCH 25, 2022

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2021

FOR CLASS D, CLASS I AND P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2021 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to Janus Capital Management LLC are deleted and replaced with Janus Henderson Investors US LLC.

Main Street Core Portfolio – At a meeting held on March 23, 2022, the Board of Trustees (the “Board”) of Pacific Select Fund, including a majority of the Independent Trustees, approved J.P. Morgan Investment Management Inc. (“JPMorgan”) to serve as the sub-adviser of the Main Street Core Portfolio (the “Fund”) effective May 1, 2022, replacing Invesco Advisers, Inc. In addition, the Board approved a name change for the Fund to the Large-Cap Core Portfolio, a new policy for the Fund to invest at least 80% of its assets in equity securities of large-capitalization companies and a change to the investment goal of the Fund. As a result, all references to “Main Street Core Portfolio” will be replaced with “Large-Cap Core Portfolio (formerly named Main Street Core Portfolio).”

In connection with the sub-adviser change and Fund name change and the investment goal change, certain principal investment strategies of the Fund will change as described below. In order to facilitate these changes, a portion of the holdings of the Fund may be sold and new investments purchased in accordance with recommendations by JPMorgan. Pacific Life Fund Advisors LLC, the investment adviser to the Fund, may begin this transitioning prior to May 1, 2022 utilizing the principal investment strategies described below.

Disclosure Changes to the Fund Summaries section

Large-Cap Core Portfolio (formerly named Main Street Core Portfolio) – The following changes will be effective May 1, 2022:

The Investment Goal will be deleted and replaced with the following: This Fund seeks long-term growth of capital.

The disclosure in the Principal Investment Strategies subsection will be deleted and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in the equity securities of large-capitalization companies. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization range within the S&P 500 Index, a benchmark index that measures the performance of the large-capitalization U.S. equity universe. As of December 31, 2021, the market capitalization range of the S&P 500 Index was approximately $4.0 billion to $2.9 trillion. As of December 31, 2021, the weighted average market capitalization of the Fund was approximately $525.4 billion.

The Fund focuses on those equity securities that the sub-adviser considers attractively valued and seeks to outperform the Fund’s benchmark index through superior stock selection.

The Fund primarily invests in the common stock of U.S. companies but may also invest up to 20% of its assets in the common stock of foreign issuers that are U.S. dollar denominated, including depositary receipts. The Fund may also invest in mid-capitalization companies.

In managing the Fund, the sub-adviser employs a three-step process that combines research, valuation and stock selection. The sub-adviser takes an in-depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow the sub-adviser to rank the companies according to their relative value. The sub-adviser then buys and sells equity securities using the research and valuation rankings as a basis.

In general, the sub-adviser buys equity securities that are identified as attractively valued and considers selling them when they appear to be overvalued or when other opportunities appear more attractive.

In the Principal Risks subsection, Mid-Capitalization Companies Risk and Foreign Markets Risk will be added after Value Companies Risk.

●	Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

●	Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts are also subject to these risks.

In the Performance subsection, the last paragraph will be deleted and replaced with the following:

J.P. Morgan Investment Management Inc. began managing the Fund on May 1, 2022, and some investment policies changed at that time. Other firms managed the Fund before that date.